DAVIS INTERNATIONAL TOTAL RETURN FUND
                    CERTIFICATION PURSUANT TO RULE 497 (J)

     The undersigned on behalf of Davis International Total Return Fund ("the Registrant") hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 (c) would not have differed from that contained in the Registrant's most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated:  February 2, 1999

              Davis International Total Return Fund


              By: /s/ Thomas D. Tays
                  -----------------------------
                  Thomas D. Tays, Secretary